                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003
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                 Check here if Amendment [ ]: Amendment Number:
                                                                ---

                        This Amendment (Check only one):

                          [_] is a restatement
                          [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:        Glenview Capital Management, LLC
Address:     399 Park Avenue, 39th Floor
             New York, NY 10022

Form 13F File Number:  28-10134
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               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        Lawrence M. Robbins
Title:       Chief Executive Officer
Phone:       212-812-4730

Signature, Place and Date of Signing:

  /s/ Lawrence M. Robbins       399 Park Avenue, 39th Floor   November 14, 2003
------------------------------  New York, NY 10022

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $1,233,985.52 (thousands)

List of Other Included Managers:         None

                                       2

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                           Form 13F INFORMATION TABLE

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      Column 1                  Column 2      Column 3   Column 4         Column 5       Column 6   Column 7        Column 8
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      Name of                  Class Title     CUSIP  Value (x$1000) Shrs or SH/PRN Put/ Investment  Other       Voting authority
                                                                                                             ----------------------
      Issuer                                                         prn amt.       Call discretion managers   Sole   Shared   None
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
AdvancePCS                        Common     00790K109 25,446.29      558,400   SH          Yes       None   Sole
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Agere Sys Inc                      CL A      00845V100 13,815.00    4,500,000   SH          Yes       None   Sole
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Agere Sys Inc                      CL B      00845V209  8,381.00    2,900,000   SH          Yes       None   Sole
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Aquila Inc.                       Common     03840P102    673.97      199,400   SH          Yes       None   Sole
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Allstream Inc                 CL B LT VTG SH 02004C204  4,881.25      125,000   SH          Yes       None   Sole
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AOL Time Warner Inc               Common     00184A105  3,022.00      200,000   SH          Yes       None   Sole
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American Tower Corp                CL A      029912201 36,271.03    3,573,500   SH          Yes       None   Sole
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AmerisourceBergen Corp            Common     03073E105 12,161.25      225,000   SH          Yes       None   Sole
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Ariba Inc                         Common     04033V104  2,128.00      700,000   SH          Yes       None   Sole
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ArvinMeritor Inc                  Common     043353101  5,307.38      298,000   SH          Yes       None   Sole
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Avocent Corp                      Common     053893103  5,300.75      175,000   SH          Yes       None   Sole
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Axis Capital Holdings              SHS       G0692U109  4,837.81      193,900   SH          Yes       None   Sole
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Ball Corp                         Common     058498106 14,850.00      275,000   SH          Yes       None   Sole
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Biovail Corp                      Common     09067J109 39,936.25    1,075,000   SH          Yes       None   Sole
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CSG Systems Intl Inc              Common     126349109  4,259.36      287,600   SH          Yes       None   Sole
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Caremark Rx Inc                   Common     141705103 31,997.08    1,415,800   SH          Yes       None   Sole
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Chubb Corp                        Common     171232101  3,244.00       50,000   SH          Yes       None   Sole
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Cincinnati Bell Inc New           Common     171871106  2,545.00      500,000   SH          Yes       None   Sole
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Computer Assoc Intl Inc           Common     204912109 36,554.00    1,400,000   SH          Yes       None   Sole
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Concord Efs Inc                   Common     206197105 13,929.73    1,019,000   SH          Yes       None   Sole
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Conexant Systems Inc              Common     207142100  8,416.42    1,487,000   SH          Yes       None   Sole
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Constellation Brands Inc           CL A      21036P108 48,119.32    1,578,200   SH          Yes       None   Sole
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Crown Castle Intl Corp            Common     228227104  4,610.90      490,000   SH          Yes       None   Sole
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Crown Holdings Inc                Common     228368106  3,543.75      525,000   SH          Yes       None   Sole
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DPL Inc                           Common     233293109 32,233.43    1,879,500   SH          Yes       None   Sole
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Deluxe Corp                       Common     248019101  3,632.67       90,500   SH          Yes       None   Sole
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Dobson Communications Corp         CL A      256069105 54,303.69    6,728,698   SH          Yes       None   Sole
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Dynegy Inc                        Common     26816Q101 13,514.40    3,754,000   SH          Yes       None   Sole
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Eastman Chem Co                   Common     277432100 13,400.00      400,000   SH          Yes       None   Sole
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Enterasys Networks Inc            Common     293637104  2,960.00      740,000   SH          Yes       None   Sole
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Express Scripts Inc               Common     302182100 47,360.25      775,000   SH          Yes       None   Sole
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Fisher Scientific Intl Inc       COM NEW     338032204 57,860.08    1,457,800   SH          Yes       None   Sole
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Gemstar-TV Guide Intl Inc         Common     36866W106  3,784.00      800,000   SH          Yes       None   Sole
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General Mtrs Corp                CL H NEW    370442832  9,544.77      667,000   SH          Yes       None   Sole
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Halliburton Co                    Common     406216101 44,207.75    1,823,000   SH          Yes       None   Sole
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Igen Inc                          Common     449536101 10,076.50      175,000   SH          Yes       None   Sole
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InteractiveCorp                   Common     45840Q101 23,226.00      700,000   SH          Yes       None   Sole
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Iomega Corp                      COM NEW     462030305 22,280.00    2,000,000   SH          Yes       None   Sole
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Janus Cap Group Inc               Common     47102X105  9,779.00      700,000   SH          Yes       None   Sole
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Laboratory Corp of Amer Hldgs    COM NEW     50540R409 20,090.00      700,000   SH          Yes       None   Sole
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Merck & Co Inc                    Common     589331107  5,062.00      100,000   SH          Yes       None   Sole
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Moore Wallace Inc                 Common     615857109 11,005.00      775,000   SH          Yes       None   Sole
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Motorola Inc                      Common     620076109 34,057.50    2,850,000   SH          Yes       None   Sole
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NTL Inc Del                       Common     62940M104  5,691.21      123,000   SH          Yes       None   Sole
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Neuberger Berman Inc              Common     641234109  6,280.50      150,000   SH          Yes       None   Sole
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New Frontier Media Inc            Common     644398109  1,140.00      300,000   SH          Yes       None   Sole
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Parametric Technology Corp        Common     699173100  3,512.25    1,115,000   SH          Yes       None   Sole
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Paxar Corp                        Common     704227107  4,266.24      333,300   SH          Yes       None   Sole
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Pfizer Inc                        Common     717081103 22,025.50      725,000   SH          Yes       None   Sole
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Primedia Inc                      Common     74157K101  2,022.65      709,700   SH          Yes       None   Sole
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Providian Finl Corp               Common     74406A102  8,253.00      700,000   SH          Yes       None   Sole
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Rayovac Corp                      Common     755081106  6,848.86      469,100   SH          Yes       None   Sole
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Readers Digest Assn Inc           Common     755267101  3,497.50      250,000   SH          Yes       None   Sole
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

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
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      Column 1           Column 2     Column 3     Column 4           Column 5           Column 6  Column 7       Column 8
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      Name of           Class Title    CUSIP    Value (x$1000)    Shrs or  SH/PRN  Put/ Investment  Other        Voting authority
                                                                                                             ---------------------
      Issuer                                                      prn amt.         Call discretion managers  Sole   Shared   None
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
Reliant Res Inc            Common    75952B105     33,280.00     6,500,000    SH             Yes      None   Sole
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SPX Corp                   Common    784635104     61,128.00     1,350,000    SH             Yes      None   Sole
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Sappi Ltd               SPON ADR NEW 803069202     12,150.00       900,000    SH             Yes      None   Sole
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Sba Communications Corp    Common    78388J106      5,670.00     1,800,000    SH             Yes      None   Sole
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Sealed Air Corp New        Common    81211K100     21,253.50       450,000    SH             Yes      None   Sole
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Sears Roebuck & Co         Common    812387108     27,396.85       626,500    SH             Yes      None   Sole
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Service Corp Intl          Common    817565104      9,140.00     2,000,000    SH             Yes      None   Sole
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Sprint Corp           PCS COM SER 1 852061506     43,118.25     7,525,000     SH             Yes      None   Sole
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Synopsys Inc               Common    871607107      3,968.84       128,400    SH             Yes      None   Sole
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Tyco Intl Ltd New          Common    902124106     42,903.00     2,100,000    SH             Yes      None   Sole
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Ubiquitel Inc              Common    903474302      3,151.93     2,033,500    SH             Yes      None   Sole
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ValueVision Media Inc       CL A     92047K107      5,305.17       334,500    SH             Yes      None   Sole
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Westar Energy Inc          Common    95709T100     18,450.00     1,000,000    SH             Yes      None   Sole
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Western Wireless Corp       CL A     95988E204     27,100.50     1,450,000    SH             Yes      None   Sole
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Williams Cos Inc Del       Common    969457100     47,100.00     5,000,000    SH             Yes      None   Sole
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Willis Group Holdings Ltd   SHS      G96655108     30,750.00     1,000,000    SH             Yes      None   Sole
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Yellow Corp                Common    985509108     25,973.22       871,000    SH             Yes      None   Sole
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                                                1,233,985.52
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